N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 30, 2014 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.2%)

Education (13.1%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$615,451
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	754,560
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	261,693
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	814,113
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	250,000	294,795
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,207,600
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,245,588
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/21	330,000	373,560
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/23	200,000	222,202
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/24	445,000	491,685
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	549,375
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	597,750
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	146,990
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	405,957
		8,981,319
General Obligation (16.2%)
Bozeman MT 4.000% 07/01/28	540,000	612,603
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	786,772
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	605,294
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	708,023
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	464,440
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/21	400,000	446,472
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/22	455,000	500,659
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	485,060
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,212
Montana St Ref-Long Range Bldg-Ser C 4.000 08/01/21	350,000	403,102
Montana St Ref-Long Range Bldg-Ser C 4.000 08/01/23	385,000	442,627
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	967,373
Montana St Ref-Long Range Bldg Program 4.000 08/01/27	275,000	306,526
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	162,669
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	167,389
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	177,865
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	823,901
Valley Cnty MT Sch Dist #1-A(Glasgow) GO 4.250% 07/01/31	450,000	496,823
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	615,825
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	627,651
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,211,720
		11,163,006
Health Care (25.0%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,275
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,216
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	252,368
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	257,203
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	129,120
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	640,596
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	265,050
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,121,627
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,492,860
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	416,727
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	721,017
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,102,300
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	186,965
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,596,435
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	306,834
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	154,958
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	283,800
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	500,000	537,865
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	82,125
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,000,000	1,076,120
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	445,476
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	646,507
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	913,476
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,100,990
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,639
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,115,000	1,117,832
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,361,963
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	263,162
		17,194,506
Housing (14.8%)
MT Brd of Hsg Single Family Program 2.100% 12/01/19	365,000	364,036
MT Brd of Hsg Single Family Program 2.375% 12/01/20	365,000	366,540
MT Brd of Hsg Single Family Program 2.650% 06/01/21	180,000	177,489
MT Brd of Hsg Single Family Program 2.650% 12/01/21	380,000	372,742
MT Brd of Hsg Single Family Program 3.000% 06/01/23	225,000	220,986
MT Brd of Hsg Single Family Program 3.000% 12/01/23	110,000	108,059
MT Brd of Hsg Single Family Program 3.150% 06/01/24	440,000	430,148
MT Brd of Hsg Single Family Program 3.150% 12/01/24	160,000	157,254
MT Brd of Hsg Single Family Program 3.350% 06/01/25	185,000	185,783
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	270,000	285,085
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	235,000	250,313
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	675,000	716,526
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	380,000	405,517
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	50,000	50,465
MT Brd of Hsg Single Family Program 5.050% 12/01/24	75,000	78,309
MT Brd of Hsg Single Family Program 5.300% 12/01/29	295,000	306,269
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,120,000	1,162,426
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	525,000	551,407
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	685,000	712,188
*MT St Brd Hsg Single Family Program 3.400% 12/01/27	1,655,000	1,626,749
MT St Brd Hsg Single Family Program 3.600% 12/01/30	620,000	615,951
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	205,000	207,396
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	200,000	204,478
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	530,000	536,021
MT Brd of Hsg Single Family Mtg Ser C2 4.850% 12/01/26	80,000	80,401
		10,172,538
Other Revenue (16.5%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	286,376
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	267,735
Billings MT COPS-Ref 3.000% 09/01/21	150,000	159,173
Billings MT COPS-Ref 3.000% 09/01/22	195,000	204,266
Billings MT COPS-Ref 3.000% 09/01/23	210,000	217,047
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	318,711
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	67,361
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	72,417
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	72,078
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	411,926
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	427,388
Billings MT Spl Impt Dist No 1385 3.050% 07/01/21	375,000	375,383
Billings MT Spl Impt Dist No 1385 4.000% 07/01/25	350,000	348,386
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	250,000	249,778
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	936,180
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	211,308
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	665,154
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	630,348
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,053,030
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	303,938
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	293,512
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	189,978
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	902,142
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	132,801
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	491,817
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	298,851
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	224,980
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,320
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	460,000	460,023
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	796,121
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	102,619
		11,321,147
Transportaion (8.4%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	860,272
Billings MT Arpt Rev 4.750% 07/01/19	350,000	380,145
Billings MT Arpt Rev 5.000% 07/01/20	235,000	259,282
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	815,168
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,054,100
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	208,740
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	222,148
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	102,299
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	107,188
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	402,157
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	203,741
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	256,519
Missoula MT Spl Impt Dists No #548 5.250% 07/01/27	240,000	261,957
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	256,881
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	390,855
		5,781,452
Utilities (4.2%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	237,396
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	246,047
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,897,272
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	397,871
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	103,508
		2,882,094

TOTAL MUNICIPAL BONDS (COST: $64,687,605)		$67,496,062

SHORT-TERM SECURITIES (0.6%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $463,176)	463,176	$463,176

TOTAL INVESTMENTS IN SECURITIES (COST: $65,150,781) (98.8%)		$67,959,238
OTHER ASSETS LESS LIABILITIES (1.2%)		837,952

NET ASSETS (100.0%)		$68,797,190

^	Variable rate security; rate shown represents rate as of September 30, 2014.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 30, 2014 (unaudited)
	Principal Amount	Fair Value
MUNICIPAL BONDS (97.5%)

Education (13.7%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$263,065
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	265,557
ND St Brd Higher Ed Rev Hsg & Aux - BSC 3.000% 05/01/20	205,000	219,651
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	469,041
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	395,134
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	178,468
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	126,572
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	100,470
ND St Brd Higher Ed Rev Hsg & Aux - BSC 5.350% 05/01/30	500,000	503,085
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	267,143
ND St Brd Higher Ed 5.000% 04/01/25	160,000	175,040
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	159,137
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	288,810
		3,411,173
General Obligation (19.6%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	520,655
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	824,415
Fargo ND Ref & Impt-Ser E 4.000% 05/01/26	200,000	224,472
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	300,000	333,915
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	260,448
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	210,412
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	377,360
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	208,210
Minot ND Arpt Rev Amt- Set D 3.500% 10/01/25	570,000	595,502
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	221,440
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	277,248
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	552,000
Williston ND Ref & Impt GO 4.000% 05/01/22	240,000	267,792
		4,873,869
Health Care (19.2%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	342,423
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	261,470
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj -Ser A 5.000% 07/01/35	500,000	534,255
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	127,046
Fargo ND Health Sys 5.500% 11/01/20	500,000	603,730
Fargo ND Health Sys 6.000% 11/01/28	500,000	595,240
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	570,500
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	624,192
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	323,013
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	162,750
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	397,532
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	250,000	253,080
		4,795,231
Housing (7.8%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	100,000	104,269
ND St Hsg Fin Agy 4.450% 01/01/25	110,000	110,408
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	436,004
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	306,054
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	150,716
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	830,671
		1,938,122
Other Revenue (16.9%)
Bismarck, ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	293,313
Bismarck, ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	307,824
Grand Forks ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	201,650
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	105,400
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	158,006
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	245,110
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	286,923
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	221,778
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	240,000	282,706
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	194,127
ND Pub Fin Auth 3.000% 06/01/21	205,000	215,020
ND Pub Fin Auth 3.000% 06/01/22	140,000	145,909
ND Pub Fin Auth Capital Financing Prog Ser-A 4.000% 06/01/28	265,000	286,470
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	309,060
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	100,353
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,306
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	251,020
Williston ND Parks & Rec Dist Sales Tax & Gross Revenue 4.000% 03/01/23	500,000	538,380
		4,218,355
Transportation (6.3%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	382,403
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	546,970
*Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	638,442
		1,567,815
Utilities (14.0%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	513,535
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	522,982
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	705,821
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	277,121
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	807,720
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	515,345
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	150,021
		3,492,545

TOTAL MUNICPAL BONDS (COST: $23,092,468)		$24,297,110

SHORT-TERM SECURITIES (0.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $233,166)	233,166	$233,166

TOTAL INVESTMENTS IN SECURITIES (COST: $23,325,634) (98.4%)		$24,530,276
OTHER ASSETS LESS LIABILITIES (1.6%)		389,796

NET ASSETS (100.0%)		$24,920,072

^	Variable rate security; rate shown represents rate as of September 30, 2014.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$65,150,781	$23,325,634
Unrealized appreciation	$2,937,676	$1,208,280
Unrealized depreciation	($129,219)	($3,638)
Net unrealized appreciation (depreciation)*	$2,808,457	$1,204,642

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2014:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$463,176	$0	$0	$463,176
Municipal Bonds	0	67,496,062	0	67,496,062
Total	$463,176	$67,496,062	$0	$67,959,238

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$233,166	$0	$0	$233,166
Municipal Bonds	0	24,297,110	0	24,297,110
Total	$233,166	$24,297,110	$0	$24,530,276

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke

Shannon D. Radke

President

November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke

Shannon D. Radke

President

November 25, 2014

By: /s/ Adam Forthun

Adam Forthun

Treasurer

November 25, 2014